Financial Risk (Details 5) - Loans at amortized cost - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Total	$ 4,911,397	$ 5,892,997
Cost [member]
Credit risk
Total	$ 4,911,397	$ 5,892,997